UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 028-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:          Lansdowne Partners Limited
             as general partner
Name:        Yok Wah Tai
Title:       Chief Compliance Officer
Phone:       44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Yok Wah Tai                  London, England            February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  87

Form 13F Information Table Value Total: $6,016,452
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number     Name

1.   028-11976                Lansdowne Global Financials Fund Ltd.
2.   028-12718                Lansdowne Global Financials Fund L.P.
3.   028-13736                Lansdowne Developed Markets Strategic
                                         Investment Master Fund Limited(1)
4.   028-14977                Lansdowne Developed Markets Master Fund Limited
5.   028-XXXXX                Lansdowne Partners Austria GmbH


(1) Lansdowne UK Strategic Investment Master Fund Ltd. changed its name to Lansdowne Developed Markets Strategic Investment Master Fund Limited effective as of December 1, 2012.


                                                      FORM 13F INFORMATION TABLE


COL 1                        COL 2          COL 3       COL 4           COL 5          COL 6       COL 7         COL 8

                             TITLE                      VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS       CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MGRS    SOLE      SHARED  NONE
--------------               ---------      -----       --------  --------   --- ----  ----------- ----    -----     ------  -----
ACCENTURE PLC IRELAND        SHS CLASS A    G1151C101    27,542      414,161 SH        SOLE                    77,622        336,539
ACCENTURE PLC IRELAND        SHS CLASS A    G1151C101     5,434       81,711 SH        DEFINED     5           81,711
ACCENTURE PLC IRELAND        SHS CLASS A    G1151C101    35,952      540,631 SH        DEFINED     3, 5       540,631
ACCENTURE PLC IRELAND        SHS CLASS A    G1151C101   418,200    6,288,727 SH        DEFINED     4        6,288,727
ALEXZA PHARMACEUTICALS INC   COM NEW        015384209     1,522      307,500 SH        DEFINED     3, 5       307,500
AMAZON COM INC               COM            023135106    25,331      100,971 SH        SOLE                    18,924         82,047
AMAZON COM INC               COM            023135106     4,998       19,921 SH        DEFINED     5           19,921
AMAZON COM INC               COM            023135106    35,913      143,154 SH        DEFINED     3, 5       143,154
AMAZON COM INC               COM            023135106   416,447    1,660,012 SH        DEFINED     4        1,660,012
AMERICAN INTL GROUP INC      COM NEW        026874784    48,228    1,366,245 SH        DEFINED     1        1,366,245
AMERICAN INTL GROUP INC      COM NEW        026874784     6,601      186,989 SH        DEFINED     2          186,989
BANK OF AMERICA CORPORATION  COM            060505104     8,047      693,128 SH        SOLE                   129,906        563,222
BANK OF AMERICA CORPORATION  COM            060505104     1,588      136,749 SH        DEFINED     5          136,749
BANK OF AMERICA CORPORATION  COM            060505104    56,519    4,868,143 SH        DEFINED     1        4,868,143
BANK OF AMERICA CORPORATION  COM            060505104     7,736      666,308 SH        DEFINED     2          666,308
BANK OF AMERICA CORPORATION  COM            060505104    17,129    1,475,377 SH        DEFINED     3, 5     1,475,377
BANK OF AMERICA CORPORATION  COM            060505104   216,775   18,671,375 SH        DEFINED     4       18,671,375
BLACKSTONE GROUP L P         COM UNIT LTD   09253U108    25,229    1,618,285 SH        DEFINED     1        1,618,285
BLACKSTONE GROUP L P         COM UNIT LTD   09253U108     3,453      221,484 SH        DEFINED     2          221,484
CAPITAL ONE FINL CORP        COM            14040H105    27,888      481,412 SH        DEFINED     1          481,412
CAPITAL ONE FINL CORP        COM            14040H105     3,817       65,888 SH        DEFINED     2           65,888
CIT GROUP INC                COM NEW        125581801     6,032      156,100 SH        SOLE                   156,100
CITIGROUP INC                COM NEW        172967424    74,113    1,873,433 SH        DEFINED     1        1,873,433
CITIGROUP INC                COM NEW        172967424    10,144      256,422 SH        DEFINED     2          256,422
COCA COLA CO                 COM            191216100    16,272      448,876 SH        SOLE                    84,128        364,748
COCA COLA CO                 COM            191216100     3,210       88,560 SH        DEFINED     5           88,560
COCA COLA CO                 COM            191216100    13,992      385,998 SH        DEFINED     3, 5       385,998
COCA COLA CO                 COM            191216100   165,647    4,569,580 SH        DEFINED     4        4,569,580
COLGATE PALMOLIVE CO         COM            194162103    21,611      206,727 SH        SOLE                    38,744        167,983
COLGATE PALMOLIVE CO         COM            194162103     4,264       40,786 SH        DEFINED     5           40,786
COLGATE PALMOLIVE CO         COM            194162103    29,822      285,267 SH        DEFINED     3, 5       285,267
COLGATE PALMOLIVE CO         COM            194162103   303,490    2,903,097 SH        DEFINED     4        2,903,097
COMCAST CORP NEW             CL A           20030N101    15,010      401,763 SH        SOLE                    75,298        326,465
COMCAST CORP NEW             CL A           20030N101     2,961       79,265 SH        DEFINED     5           79,265
COMCAST CORP NEW             CL A           20030N101    21,326      570,815 SH        DEFINED     3, 5       570,815
COMCAST CORP NEW             CL A           20030N101   250,051    6,693,007 SH        DEFINED     4        6,693,007
CYMER INC                    COM            232572107       643        7,113 SH        SOLE                     7,113
CYMER INC                    COM            232572107         0            1 SH        DEFINED     5                1
CYTOKINETICS INC             COM            23282W100     6,870   10,409,190 SH        DEFINED     4       10,409,190
DELTA AIR LINES INC DEL      COM NEW        247361702    25,145    2,118,328 SH        SOLE                   397,018      1,721,310
DELTA AIR LINES INC DEL      COM NEW        247361702     4,961      417,930 SH        DEFINED     5          417,930
DELTA AIR LINES INC DEL      COM NEW        247361702    30,113    2,536,895 SH        DEFINED     3, 5     2,536,895
DELTA AIR LINES INC DEL      COM NEW        247361702   357,725   30,136,935 SH        DEFINED     4       30,136,935
FACEBOOK INC                 CL A           30303M102       377       14,162 SH        DEFINED     3, 5        14,162
FACEBOOK INC                 CL A           30303M102     4,863      182,666 SH        DEFINED     4          182,666
GOOGLE INC                   CL A           38259P508    30,867       43,635 SH        SOLE                     8,178         35,457
GOOGLE INC                   CL A           38259P508     6,090        8,609 SH        DEFINED     5            8,609
GOOGLE INC                   CL A           38259P508    44,960       63,558 SH        DEFINED     3, 5        63,558
GOOGLE INC                   CL A           38259P508   525,532      742,928 SH        DEFINED     4          742,928
JPMORGAN CHASE & CO          COM            46625H100    40,493      920,932 SH        SOLE                   172,601        748,331
JPMORGAN CHASE & CO          COM            46625H100     7,989      181,693 SH        DEFINED     5          181,693
JPMORGAN CHASE & CO          COM            46625H100    58,202    1,323,710 SH        DEFINED     3, 5     1,323,710
JPMORGAN CHASE & CO          COM            46625H100   756,896   17,214,272 SH        DEFINED     4       17,214,272
KKR & CO L P DEL             COM UNITS      48248M102    26,503    1,740,186 SH        DEFINED     1        1,740,186
KKR & CO L P DEL             COM UNITS      48248M102     3,627      238,168 SH        DEFINED     2          238,168
LIMITED BRANDS INC           COM            532716107    13,407      284,883 SH        DEFINED     4          284,883
MANCHESTER UTD PLC NEW       ORD CL A       G5784H106     7,025      500,000 SH        DEFINED     3, 5       500,000
MANCHESTER UTD PLC NEW       ORD CL A       G5784H106    26,996    1,921,434 SH        DEFINED     4        1,921,434
NATIONSTAR MTG HLDGS INC     COM            63861C109    16,256      524,711 SH        DEFINED     1          524,711
NATIONSTAR MTG HLDGS INC     COM            63861C109     2,225       71,814 SH        DEFINED     2           71,814
NIKE INC                     CL B           654106103    33,401      647,310 SH        SOLE                   121,318        525,992
NIKE INC                     CL B           654106103     6,590      127,710 SH        DEFINED     5          127,710
NIKE INC                     CL B           654106103    48,619      942,230 SH        DEFINED     3, 5       942,230
NIKE INC                     CL B           654106103   568,566   11,018,730 SH        DEFINED     4       11,018,730
PENNYMAC MTG INVT TR         COM            70931T103     7,228      285,821 SH        DEFINED     1          285,821
PENNYMAC MTG INVT TR         COM            70931T103       989       39,118 SH        DEFINED     2           39,118
PHH CORP                     COM NEW        693320202    16,596      729,474 SH        DEFINED     1          729,474
PHH CORP                     COM NEW        693320202     2,271       99,839 SH        DEFINED     2           99,839
RESPONSE GENETICS INC        COM            76123U105     5,289    3,805,161 SH        DEFINED     3, 5     3,805,161
RYANAIR HLDGS PLC            SPONSORED ADR  783513104    10,599      309,180 SH        SOLE                    57,897        251,283
RYANAIR HLDGS PLC            SPONSORED ADR  783513104     6,533      190,584 SH        DEFINED     5          190,584
SILVER BAY RLTY TR CORP      COM            82735Q102     8,281      439,800 SH        DEFINED     1          439,800
SILVER BAY RLTY TR CORP      COM            82735Q102     1,134       60,200 SH        DEFINED     2           60,200
TIME WARNER CABLE INC        COM            88732J207     3,767       38,761 SH        SOLE                     7,241         31,520
TIME WARNER CABLE INC        COM            88732J207       742        7,636 SH        DEFINED     5            7,636
TIME WARNER CABLE INC        COM            88732J207    10,889      112,036 SH        DEFINED     3, 5       112,036
TIME WARNER CABLE INC        COM            88732J207   162,506    1,672,043 SH        DEFINED     4        1,672,043
VIRGIN MEDIA INC             COM            92769L101     9,253      251,769 SH        SOLE                    47,155        204,614
VIRGIN MEDIA INC             COM            92769L101     1,826       49,683 SH        DEFINED     5           49,683
VIRGIN MEDIA INC             COM            92769L101    10,754      292,638 SH        DEFINED     3, 5       292,638
VIRGIN MEDIA INC             COM            92769L101   128,610    3,499,604 SH        DEFINED     4        3,499,604
WALTER INVT MGMT CORP        COM            93317W102    24,893      578,635 SH        DEFINED     1          578,635
WALTER INVT MGMT CORP        COM            93317W102     3,407       79,194 SH        DEFINED     2           79,194
WELLS FARGO & CO NEW         COM            949746101    31,528      922,425 SH        SOLE                   189,539        732,886
WELLS FARGO & CO NEW         COM            949746101     6,082      177,943 SH        DEFINED     5          177,943
WELLS FARGO & CO NEW         COM            949746101    45,219    1,322,974 SH        DEFINED     3, 5     1,322,974
WELLS FARGO & CO NEW         COM            949746101   530,819   15,530,118 SH        DEFINED     4       15,530,118



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